Share Repurchase Activity (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended
	Oct. 31, 2011 2011 Program	Feb. 01, 2014 2011 Program	Jun. 14, 2013 2013 Program	Feb. 01, 2014 2013 Program
Equity, Class of Treasury Stock [Line Items]
Stock repurchase program, authorized amount	$ 300.0	$ 350.0 [1]	$ 350.0	$ 350.0 [2]
Stock repurchase program, remaining available amount				$ 295.4

[1]	In October 2011, the Board authorized the repurchase of up to $300 million of Signet's common shares (the "2011 Program"), which authorization was subsequently increased to $350 million. The 2011 Program was completed as of May 4, 2013.
[2]	On June 14, 2013, the Board the repurchase of up to $350 million of Signet's common shares (the "2013 Program"). The 2013 Program may be suspended or discontinued at any time without notice. The 2013 Program had $295.4 million remaining as of February 1, 2014.